Segment Information (Schedule of Segment Asset Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital expenditures	$ 853	$ 951	$ 282
Depreciation and amortization	3,621	4,219	4,920
Elimination of receivables from intersegments		4	4
Goodwill		392	392
Consolidated Identifiable assets	100,636	112,565	121,959
Intersegment Eliminations [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Elimination of receivables from intersegments		4	4
Injection Molded Plastic Parts [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	74,328	80,804	86,682
Capital expenditures	200	670	230
Depreciation and amortization	3,181	3,677	4,190
Electronic Products [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	25,911	30,760	34,316
Capital expenditures	648	281	24
Depreciation and amortization	399	537	696
Metallic Parts [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	397	605	656
Capital expenditures	5		28
Depreciation and amortization	41	5	34
Segment Total [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	100,636	112,169	121,563
Capital expenditures	853	951	282
Depreciation and amortization	$ 3,621	$ 4,219	$ 4,920